Goldman Sachs Short Duration High Yield Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Short Duration High Yield Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 320
Expense Example, with Redemption, 3 Years	729
Expense Example, with Redemption, 5 Years	1,163
Expense Example, with Redemption, 10 Years	2,370
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	744
Expense Example, with Redemption, 5 Years	1,341
Expense Example, with Redemption, 10 Years	2,958
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,838
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,925
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	$ 1,827